Loans - Changes in Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Receivables [Abstract]
Number of Loans | Loan	3	3
Additional loans with concessions, Recorded Investment	$ 0
Principal paydowns, Recorded Investment	(241)
Post-Modification Outstanding Recorded Investment	$ 3,047	$ 3,288